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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  9/30/00
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:        City Capital, Inc.
          ---------------------------------------------
 Address:     1100 Peachtree Street
          ---------------------------------------------
              Suite 1500
          ---------------------------------------------
              Atlanta, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:        Willis P. Dobbs
          ---------------------------------------------
 Title:       President
          ---------------------------------------------
 Phone:       404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

City Capital, Inc
FORM 13F
File Number 028-03050
September 30, 2000


          COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF             TITLE OF                VALUE     SHRS OR  SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
          ISSUER               CLASS       CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC         COM     00846u101     2118      43288    SH             Sole                          43198
AMERICAN INTL GROUP              COM     268741071     7027       7906    SH             Sole                           7861
AMGEN COMMON                     COM     311621007      314       4490    SH             Sole                           4490
APPLIED MATERIALS INC            COM     038222105     1578      26600    SH             Sole                          26540
AT&T CORP                        COM     001957109      538      18308    SH             Sole                          18308
AUTOMATIC DATA PROCESSING        COM     053015103     6412      30349    SH             Sole                          30279
BANK ONE CORP COM                COM     06423a103      487      12614    SH             Sole                          12614
BESTFOODS                        COM     08658u101      509       6992    SH             Sole                           6992
BHC COMMUNICATIONS INC CL A      COM     055448104     1028       6535    SH             Sole                           6535
BIOGEN INC.                      COM     090597105      204       3350    SH             Sole                           3350
CAPITAL ONE FINANCIAL CORP       COM     14040h105     9250        960    SH             Sole                            880
CHARLES SCHWAB CORP NEW          COM     808513105      337       9500    SH             Sole                           9500
CINTAS                           COM     172908105     3776      21143    SH             Sole                          21143
CISCO SYSTEMS                    COM     17275r102     6238      47374    SH             Sole                          47324
CITIGROUP INC.                   COM     173034109      443       8198    SH             Sole                           8198
COASTAL CORP COM                 COM     190441055      297       4000    SH             Sole                           4000
COCA COLA CO                     COM     191216100     6673      55514    SH             Sole                          55454
DELL COMPUTER CORP               COM     247025109     3370      43824    SH             Sole                          43714
ELI LILLY & CO                   COM     532457108      408       5030    SH             Sole                           5030
EMC CORP/MASS                    COM     268648102      734       7408    SH             Sole                           7408
ENTREMED INC COM                 COM     29382f103     1043      37430    SH             Sole                          37340
EXTREME NETWORKS                 COM     30226d106      664       5800    SH             Sole                           5800
EXXON CORP                       COM     302290101      476       5344    SH             Sole                           5344
FEDERAL HOME LOAN MTG CORP       COM     313400301     2681      49595    SH             Sole                          49505
FIRST UNION CORP                 COM     337358105      184       5714    SH             Sole                           5714
FOREST LABS CL A                 COM     345838106     8155       5571    SH             Sole                           5541
FORT JAMES CORPORATION           COM     347471104      306      10000    SH             Sole                          10000
GENERAL ELECTRIC CO              COM     369604103     1090      18890    SH             Sole                          18890
GENERAL MOTORS CORP CLASS H      COM     370442501      223       6000    SH             Sole                           6000
GILEAD SCIENCES INC              COM     375558103      208       1900    SH             Sole                           1900
GUIDANT CORP                     COM     401698105      219       3100    SH             Sole                           3100
HEWLETT PACKARD CO               COM     428236103      238       2450    SH             Sole                           2450
HOME DEPOT                       COM     437076102     5768      43168    SH             Sole                          43098
IMCLONE SYSTEMS                  COM     45245w109      351       3000    SH             Sole                           3000
IMMUNEX CORP                     COM     452528102      289       6650    SH             Sole                           6650
INKTOMI CORP                     COM     457277101      479       4200    SH             Sole                           4200


          COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF             TITLE OF                VALUE     SHRS OR  SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
          ISSUER               CLASS       CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
INNOTRAC CORPORATION             COM     45767m109      207      41400    SH             Sole                           41400
INTEL CORP                       COM     458140100     5440      65352    SH             Sole                           65272
INTERMEDIA COMMUNICATIONS        COM     458801107      295      10000    SH             Sole                           10000
JOHNS MANVILLE CORPORATION       COM     478129109      453      40000    SH             Sole                           40000
JOHNSON & JOHNSON                COM     478160104     5389      57365    SH             Sole                           57335
MACROMEDIA, INC                  COM     556100105      338       4180    SH             Sole                            4180
MALLINCKRODT INC                 COM     561232109      502      11000    SH             Sole                           11000
MEDTRONIC INC.                   COM     585055106     7866      20735    SH             Sole                           20665
MERCK & CO INC                   COM     589331107     6866      26699    SH             Sole                           26649
MERCURY INTERACTIVE CORP.        COM     589405109      909       5800    SH             Sole                            5800
MICROSOFT                        COM     594918104     4564      10134    SH             Sole                           10064
MILLICOM INTL CELLULAR           COM     l6388f102      334       9380    SH             Sole                            9380
MYND CORP                        COM     628551103      468      34700    SH             Sole                           34700
NABISCO GROUP HLDG CP COM        COM     62952p102     1397      49000    SH             Sole                           49000
NABISCO HOLDINGS CORP-CL A       COM     629526104     1004      18000    SH             Sole                           18000
NETSOLVE, INC                    COM     64115j106      237      33220    SH             Sole                           33220
NEXTEL COMMUNICATIONS INC-CL A   COM     65332v103     3660      12754    SH             Sole                           12614
NOKIA CORP ADR A                 COM     654902204      257       6448    SH             Sole                            6448
NORTEL NETWORKS CORP COM         COM     665815106      381       6400    SH             Sole                            6400
NORTHERN TRUST CORP              COM     665859104     3551      39950    SH             Sole                           39950
ORACLE SYSTEMS                   COM     68389x105      362       4596    SH             Sole                            4596
PAINE WEBBER GROUP INC COM       COM     695629105      777      11400    SH             Sole                           11400
PALM INC.                        COM     696642107     6297      53414    SH             Sole                           53264
PAYCHEX INC                      COM     704326107     6607      60318    SH             Sole                           60238
PFIZER INC                       COM     717081103      320       7125    SH             Sole                            7125
POWERTEL INC                     COM     73936c109      297       3900    SH             Sole                            3900
PROTEIN DESIGN LABS INC          COM     74369l103      386       3200    SH             Sole                            3200
PROVIDIAN FINANCIAL CORP         COM     74406a102      353       2780    SH             Sole                            2780
QWEST COMMUNICATIONS INTL        COM     749121109     5227      43226    SH             Sole                           43166
R & B FALCON CORP                COM     74912E101      236       8500    SH             Sole                            8500
RAMBUS INC                       COM     750917106      553       7000    SH             Sole                            7000
SEAGATE TECHNOLOGY COM           COM     811804103      552       8000    SH             Sole                            8000
SJW CORP COM                     COM     784305104      297       2500    SH             Sole                            2500
STRYKER CORP                     COM     863667101     7598      45884    SH             Sole                           45804
SUN MICROSYSTEMS INC             COM     866810104     4731      40520    SH             Sole                           40480
SUNTRUST BKS INC                 COM     867914103     5817      51233    SH             Sole                           51133
SYNOVUS FINANCIAL CORP           COM     124780107     5170      47409    SH             Sole                           47159
TELLABS INC.                     COM     879664100     4686      32605    SH             Sole                           32555
TIME WARNER INC COM              COM     887315109      657       8400    SH             Sole                            8400
VITESSE SEMICONDUCTOR CORP       COM     928497106      445       5000    SH             Sole                            5000
VODAFONE AIRTOUCH PLC-SP ADR     COM     92857w100     3092      18034    SH             Sole                           17964
VOICESTREAM WIRELESS CORP        COM     928615510      619       5330    SH             Sole                            5330
WAL MART STORES INC              COM     931142103     4518      28351    SH             Sole                           28291
WEBVAN GROUP INC                 COM     94845v103       75      32442    SH             Sole                           32442


          COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF             TITLE OF                VALUE     SHRS OR  SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
          ISSUER               CLASS       CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC               COM     02364j104     -677     -12600    SH             Sole                         -12600
EL PASO ENERGY CP DEL COM        COM     283905107     -308      -5000    SH             Sole                          -5000
NEWS CORP LTD SP ADR PFD         COM     652487703     -656     -14000    SH             Sole                         -14000
TRANSOCEAN SEDCO FOREX INC       COM                   -498      -8500    SH             Sole                          -8500
VERITAS SOFTWARE CO COM          COM     923436109     -510      -3589    SH             Sole                          -3589
DAY INTL GROUP, CONV CUMULATIV   PFD     999999999     5000       5000    SH             Sole                           5000
LONGLEAF PTNRS FD SMALL CAP TR                          710   33022.88    SH             Sole                          33022.89

REPORT SUMMARY                         87 DATA RECORDS  49892       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED